Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Schedule of Debt

The Company’s debt consisted of:

	December 31,
(In thousands)	2024	2023
Related party debt:
CP Acquisitions Junior Secured Note	$—	$3,799
GIC Acquisition Note	—	645
Green Thumb Note	10,000	—
Total related party debt	10,000	4,444
Less: current portion	(10,000)	(4,444)
Related party debt, net of current	$—	$—

Short-term debt:
PPP Loan	518	—
Other Notes Payable - Current	4	—
Total short-term debt	$522	$—

Long-term debt:
PPP Loan	$—	$518
Other notes payable	1	367
Exchange Note	—	6,669
Convertible Note	—	7,840
Unamortized debt premium	—	1,419
Total long-term debt	1	16,813
Less: current portion	—	(766)
Long-term debt, net of current	$1	$16,047

Schedule of Future Minimum Principal Payments

As of December 31, 2024, future minimum principal payments on all debt positions, excluding accrued interest amounts, were as follows:

Years ending December 31 (In thousands)
2025	$10,522
Total future payments	$10,522